Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	nmsfi_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Asset Allocation Portfolio

Supplement to the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the "Series Fund") has approved a change to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio (each, a "Portfolio" and together the "Portfolios"). Effective July 1, 2013, each Portfolio will operate as a "fund of funds" with respect to the equity portion of the Portfolio by investing in the Series Fund's other domestic and international portfolios (each, an "Underlying Portfolio") in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, each Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, each Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for each Portfolio's fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolios.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of each Portfolio described above and reflects the portfolio managers and their respective roles in managing each Portfolio as of July 1, 2013. A separate Supplement to the Summary Section of the Prospectus for each Portfolio reflecting these changes will be mailed to shareholders. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Prospectus dated May 1, 2013:

The following replaces the language set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Balanced Portfolio:

"Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35-55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a "fund of funds" by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an "Underlying Portfolio"). The adviser will employ both "growth" and "value" styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called "junk bonds"). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio's net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments."

Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsfi_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement to the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the "Series Fund") has approved a change to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio (each, a "Portfolio" and together the "Portfolios"). Effective July 1, 2013, each Portfolio will operate as a "fund of funds" with respect to the equity portion of the Portfolio by investing in the Series Fund's other domestic and international portfolios (each, an "Underlying Portfolio") in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, each Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, each Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for each Portfolio's fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolios.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of each Portfolio described above and reflects the portfolio managers and their respective roles in managing each Portfolio as of July 1, 2013. A separate Supplement to the Summary Section of the Prospectus for each Portfolio reflecting these changes will be mailed to shareholders. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Prospectus dated May 1, 2013:

The following replaces the language set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Balanced Portfolio:

"Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35-55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a "fund of funds" by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an "Underlying Portfolio"). The adviser will employ both "growth" and "value" styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called "junk bonds"). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio's net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments."

Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsfi_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement to the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the "Series Fund") has approved a change to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio (each, a "Portfolio" and together the "Portfolios"). Effective July 1, 2013, each Portfolio will operate as a "fund of funds" with respect to the equity portion of the Portfolio by investing in the Series Fund's other domestic and international portfolios (each, an "Underlying Portfolio") in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, each Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, each Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for each Portfolio's fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolios.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of each Portfolio described above and reflects the portfolio managers and their respective roles in managing each Portfolio as of July 1, 2013. A separate Supplement to the Summary Section of the Prospectus for each Portfolio reflecting these changes will be mailed to shareholders. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Prospectus dated May 1, 2013:

The following replaces the language set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Balanced Portfolio:

"Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35-55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a "fund of funds" by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an "Underlying Portfolio"). The adviser will employ both "growth" and "value" styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called "junk bonds"). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio's net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments."